UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4054

                    OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                    Date of reporting period: MARCH 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                              33.9%
--------------------------------------------------------------------------------
Highways/Railways                                                        11.2
--------------------------------------------------------------------------------
Higher Education                                                          8.8
--------------------------------------------------------------------------------
Not-for-Profit Organization                                               8.3
--------------------------------------------------------------------------------
General Obligation                                                        6.0
--------------------------------------------------------------------------------
Hospital/Health Care                                                      5.8
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                5.0
--------------------------------------------------------------------------------
Electric Utilities                                                        3.4
--------------------------------------------------------------------------------
Adult Living Facilities                                                   3.1
--------------------------------------------------------------------------------
Education                                                                 3.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                      19.8%
--------------------------------------------------------------------------------
AA                                                                       15.2
--------------------------------------------------------------------------------
A                                                                         9.7
--------------------------------------------------------------------------------
BBB                                                                      35.5
--------------------------------------------------------------------------------
BB                                                                        5.8
--------------------------------------------------------------------------------
B                                                                         1.3
--------------------------------------------------------------------------------
C                                                                         1.6
--------------------------------------------------------------------------------
Not Rated                                                                11.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                  13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEB-SITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 8/16/84. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/1/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING   ENDING      EXPENSES
                                ACCOUNT     ACCOUNT     PAID DURING
                                VALUE       VALUE       6 MONTHS ENDED
                                (10/1/05)   (3/31/06)   MARCH 31, 2006
--------------------------------------------------------------------------------
Class A Actual                  $1,000.00   $1,028.70   $4.82
--------------------------------------------------------------------------------
Class A Hypothetical             1,000.00    1,020.19    4.80
--------------------------------------------------------------------------------
Class B Actual                   1,000.00    1,025.50    8.82
--------------------------------------------------------------------------------
Class B Hypothetical             1,000.00    1,016.26    8.78
--------------------------------------------------------------------------------
Class C Actual                   1,000.00    1,025.50    8.72
--------------------------------------------------------------------------------
Class C Hypothetical             1,000.00    1,016.36    8.68

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2006 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           0.95%
---------------------------
Class B           1.74
---------------------------
Class C           1.72


                  16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                                       COUPON      MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.9%
--------------------------------------------------------------------------------------------------------------------------
NEW YORK--91.7%
$ 14,500,000   Albany IDA (Charitable Leadership)                                   5.750%   07/01/2026        $15,001,845
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Albany IDA (Charitable Leadership)                                   6.000    07/01/2019          1,063,960
--------------------------------------------------------------------------------------------------------------------------
     100,000   Albany IDA (New Covenant Charter School)                             7.000    05/01/2025             97,278
--------------------------------------------------------------------------------------------------------------------------
   1,140,000   Albany IDA (Sage Colleges)                                           5.250    04/01/2019          1,160,794
--------------------------------------------------------------------------------------------------------------------------
     500,000   Albany IDA (Sage Colleges)                                           5.300    04/01/2029            507,910
--------------------------------------------------------------------------------------------------------------------------
      30,000   Albany Parking Authority                                             5.625    07/15/2025             31,844
--------------------------------------------------------------------------------------------------------------------------
      30,000   Allegany County IDA (Houghton College)                               5.250    01/15/2024             30,577
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Amherst IDA (Daemen College)                                         6.000    10/01/2021          1,052,650
--------------------------------------------------------------------------------------------------------------------------
   5,895,000   Brookhaven IDA (Alternatives for Children)                           7.550    02/01/2033          6,274,815
--------------------------------------------------------------------------------------------------------------------------
   9,235,000   Brookhaven IDA (Dowling College)                                     6.750    11/01/2032          9,529,504
--------------------------------------------------------------------------------------------------------------------------
     350,000   Broome County IDA (University Plaza)                                 5.200    08/01/2030            359,331
--------------------------------------------------------------------------------------------------------------------------
     250,000   Broome County IDA (University Plaza)                                 5.200    08/01/2036            255,355
--------------------------------------------------------------------------------------------------------------------------
     300,000   Bushnell Basin Fire Assoc. (Volunteer Fire Dept.)                    5.750    11/01/2030            301,611
--------------------------------------------------------------------------------------------------------------------------
      85,000   Cattaraugus County IDA (Olean General Hospital)                      5.250    08/01/2023             87,598
--------------------------------------------------------------------------------------------------------------------------
   1,715,000   Clarence IDA (Bristol Village)                                       6.000    01/20/2044          1,888,987
--------------------------------------------------------------------------------------------------------------------------
      70,000   East Rochester Hsg. Authority (St.John's Meadows)                    5.750    08/01/2037             73,264
--------------------------------------------------------------------------------------------------------------------------
     500,000   Erie County IDA (Charter School Applied Tech)                        6.875    06/01/2035            481,110
--------------------------------------------------------------------------------------------------------------------------
   1,170,000   Erie County IDA (DePaul Properties)                                  5.750    09/01/2028            962,407
--------------------------------------------------------------------------------------------------------------------------
     190,000   Erie County IDA (DePaul Properties)                                  6.500    09/01/2018            179,411
--------------------------------------------------------------------------------------------------------------------------
   5,600,000   Erie County IDA (Medaille College)                                   7.625    04/01/2035          5,947,088
--------------------------------------------------------------------------------------------------------------------------
   9,050,000   Erie County IDA (The Episcopal Church Home)                          5.875    02/01/2018          9,339,600
--------------------------------------------------------------------------------------------------------------------------
   9,895,000   Erie County IDA (The Episcopal Church Home)                          6.000    02/01/2028         10,225,097
--------------------------------------------------------------------------------------------------------------------------
  18,000,000   Erie County Tobacco Asset Securitization Corp.                       6.030 1  06/01/2047          1,532,160
--------------------------------------------------------------------------------------------------------------------------
  55,000,000   Erie County Tobacco Asset Securitization Corp.                       6.260 1  06/01/2050          3,440,800
--------------------------------------------------------------------------------------------------------------------------
   6,500,000   Erie County Tobacco Asset Securitization Corp. RITES 2               5.576 3  06/01/2045          5,868,330
--------------------------------------------------------------------------------------------------------------------------
   5,400,000   Erie County Tobacco Asset Securitization Corp. RITES                 5.576 3  06/01/2045          4,875,228
--------------------------------------------------------------------------------------------------------------------------
     100,000   Essex County IDA (North Country
               Community College Foundation)                                        5.000    06/01/2020             98,943
--------------------------------------------------------------------------------------------------------------------------
     130,000   Essex County IDA (North Country
               Community College Foundation)                                        5.200    06/01/2025            130,131
--------------------------------------------------------------------------------------------------------------------------
     110,000   Essex County IDA (North Country
               Community College Foundation)                                        5.300    06/01/2035            110,221
--------------------------------------------------------------------------------------------------------------------------
     175,000   Franklin County IDA (North Country
               Community College Foundation)                                        5.200    06/01/2025            175,177
--------------------------------------------------------------------------------------------------------------------------
   3,750,000   Geneva IDA (Hobart & William Smith Colleges) 2                       5.375    02/01/2033          3,955,613
--------------------------------------------------------------------------------------------------------------------------
   5,435,000   Hempstead IDA (WORC)                                                 6.900    08/01/2033          5,585,821
--------------------------------------------------------------------------------------------------------------------------
     880,000   Herkimer County IDA (Folts Adult Home)                               5.500    03/20/2040            964,850
--------------------------------------------------------------------------------------------------------------------------
   1,790,000   Herkimer County IDA (Herkimer County
               College Foundation)                                                  6.250    08/01/2034          1,879,321


                  17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                                       COUPON      MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  5,750,000   L.I. Power Authority RITES                                           8.078% 3 09/01/2033     $    6,489,565
--------------------------------------------------------------------------------------------------------------------------
   4,395,000   L.I. Power Authority, Series A                                       5.125    09/01/2029          4,513,885
--------------------------------------------------------------------------------------------------------------------------
      30,000   L.I. Power Authority, Series A                                       5.250    12/01/2026             31,302
--------------------------------------------------------------------------------------------------------------------------
      25,000   L.I. Power Authority, Series A                                       5.300    12/01/2019             26,138
--------------------------------------------------------------------------------------------------------------------------
      40,000   Liberty HDC (Barkley Gardens)                                        6.850    02/01/2023             39,780
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Lyons Community Health Initiatives Corp.                             5.550    09/01/2024          1,057,310
--------------------------------------------------------------------------------------------------------------------------
     100,000   Monroe County IDA (Rochester Institute of Technology)                5.250    04/01/2019            100,152
--------------------------------------------------------------------------------------------------------------------------
     525,000   Monroe County IDA (Rochester Institute of Technology)                5.375    04/01/2029            514,815
--------------------------------------------------------------------------------------------------------------------------
 302,900,000   Monroe County Tobacco Asset Securitization Corp. (TASC)              7.700 1  06/01/2061          5,003,908
--------------------------------------------------------------------------------------------------------------------------
   4,000,000   Monroe Newpower Corp.                                                5.500    01/01/2034          4,178,920
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Monroe Newpower Corp.                                                5.625    01/01/2026          1,053,190
--------------------------------------------------------------------------------------------------------------------------
  18,000,000   MTA Service Contract, Series A                                       5.125    01/01/2029         18,849,240
--------------------------------------------------------------------------------------------------------------------------
  13,785,000   MTA, Series A                                                        5.125    11/15/2031         14,436,066
--------------------------------------------------------------------------------------------------------------------------
   7,700,000   MTA, Series B                                                        5.000    11/15/2031          7,939,932
--------------------------------------------------------------------------------------------------------------------------
  18,500,000   MTA, Series F                                                        5.000    11/15/2035         19,032,985
--------------------------------------------------------------------------------------------------------------------------
     610,000   Nassau County IDA (ALIA-ACDS)                                        6.125    09/01/2018            629,227
--------------------------------------------------------------------------------------------------------------------------
   2,100,000   Nassau County IDA (ALIA-AP)                                          7.000    09/01/2028          2,178,267
--------------------------------------------------------------------------------------------------------------------------
     855,000   Nassau County IDA (ALIA-CMA)                                         6.125    09/01/2018            881,950
--------------------------------------------------------------------------------------------------------------------------
     945,000   Nassau County IDA (ALIA-CSMR)                                        6.125    09/01/2018            974,786
--------------------------------------------------------------------------------------------------------------------------
     615,000   Nassau County IDA (ALIA-EFLI)                                        6.125    09/01/2018            634,385
--------------------------------------------------------------------------------------------------------------------------
     485,000   Nassau County IDA (ALIA-HAII)                                        6.125    09/01/2018            500,287
--------------------------------------------------------------------------------------------------------------------------
     565,000   Nassau County IDA (ALIA-NCMRS)                                       6.125    09/01/2018            582,809
--------------------------------------------------------------------------------------------------------------------------
   2,740,000   Nassau County IDA (Hispanic Counseling Center)                       7.625    06/01/2033          2,843,736
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   Niagara County IDA (American Ref-Fuel Company)                       5.550    11/15/2024          2,610,900
--------------------------------------------------------------------------------------------------------------------------
     500,000   Niagara County Tobacco Asset Securitization Corp.                    6.250    05/15/2034            527,165
--------------------------------------------------------------------------------------------------------------------------
     285,000   Niagara County Tobacco Asset Securitization Corp.                    6.250    05/15/2040            300,484
--------------------------------------------------------------------------------------------------------------------------
   1,185,000   NY Counties Tobacco Trust I                                          6.500    06/01/2035          1,260,887
--------------------------------------------------------------------------------------------------------------------------
  14,550,000   NY Counties Tobacco Trust II (TASC)                                  5.625    06/01/2035         14,844,638
--------------------------------------------------------------------------------------------------------------------------
      20,000   NY Counties Tobacco Trust II (TASC)                                  5.750    06/01/2043             20,514
--------------------------------------------------------------------------------------------------------------------------
   1,800,000   NY Counties Tobacco Trust III                                        6.000    06/01/2043          1,895,526
--------------------------------------------------------------------------------------------------------------------------
     100,000   NY Counties Tobacco Trust IV                                         5.000    06/01/2038             96,055
--------------------------------------------------------------------------------------------------------------------------
  13,360,000   NY Counties Tobacco Trust IV                                         5.880 1  06/01/2050            983,563
--------------------------------------------------------------------------------------------------------------------------
  25,000,000   NY Counties Tobacco Trust IV                                         6.380 1  06/01/2055          1,146,250
--------------------------------------------------------------------------------------------------------------------------
  46,750,000   NY Counties Tobacco Trust IV                                         6.800 1  06/01/2060          1,277,210
--------------------------------------------------------------------------------------------------------------------------
   3,500,000   NY Counties Tobacco Trust IV (TASC)                                  0.000    06/01/2041          2,666,580
--------------------------------------------------------------------------------------------------------------------------
   6,000,000   NY Counties Tobacco Trust IV (TASC)                                  5.000    06/01/2045          5,708,460
--------------------------------------------------------------------------------------------------------------------------
   3,500,000   NY Counties Tobacco Trust IV (TASC)                                  6.650    06/01/2041            705,950
--------------------------------------------------------------------------------------------------------------------------
   2,950,000   NY Counties Tobacco Trust IV RITES                                   5.576 3  06/01/2042          2,670,547
--------------------------------------------------------------------------------------------------------------------------
  54,160,000   NY Counties Tobacco Trust V                                          5.960 1  06/01/2038          8,351,472


                  18 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                                       COUPON       MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$125,315,000   NY Counties Tobacco Trust V                                          6.090% 1  06/01/2050     $   9,066,540
--------------------------------------------------------------------------------------------------------------------------
  84,200,000   NY Counties Tobacco Trust V                                          6.850 1   06/01/2055         3,207,178
--------------------------------------------------------------------------------------------------------------------------
 334,000,000   NY Counties Tobacco Trust V                                          7.850 1   06/01/2060         5,564,440
--------------------------------------------------------------------------------------------------------------------------
      35,000   NYC GO                                                               5.000     08/01/2022            35,665
--------------------------------------------------------------------------------------------------------------------------
   1,600,000   NYC GO                                                               5.000     08/01/2024         1,666,144
--------------------------------------------------------------------------------------------------------------------------
     885,000   NYC GO                                                               5.000     08/01/2025           920,152
--------------------------------------------------------------------------------------------------------------------------
     400,000   NYC GO                                                               5.000     08/01/2027           413,956
--------------------------------------------------------------------------------------------------------------------------
     950,000   NYC GO                                                               5.000     10/15/2027           976,705
--------------------------------------------------------------------------------------------------------------------------
     250,000   NYC GO                                                               5.000     08/01/2028           258,323
--------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYC GO                                                               5.000     11/01/2028         4,119,400
--------------------------------------------------------------------------------------------------------------------------
   3,050,000   NYC GO                                                               5.000     03/01/2030         3,136,712
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC GO                                                               5.000     06/01/2030         1,028,900
--------------------------------------------------------------------------------------------------------------------------
     240,000   NYC GO                                                               5.000     08/01/2030           247,298
--------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYC GO 2                                                             5.000     11/01/2034         5,128,550
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYC GO                                                               5.000     03/01/2035         3,079,110
--------------------------------------------------------------------------------------------------------------------------
   3,750,000   NYC GO                                                               5.000     04/01/2035         3,849,788
--------------------------------------------------------------------------------------------------------------------------
     585,000   NYC GO                                                               5.000     08/01/2035           600,994
--------------------------------------------------------------------------------------------------------------------------
   1,270,000   NYC GO                                                               5.250     03/15/2032         1,324,305
--------------------------------------------------------------------------------------------------------------------------
   2,130,000   NYC GO                                                               5.375     12/01/2026         2,259,887
--------------------------------------------------------------------------------------------------------------------------
   1,300,000   NYC GO                                                               5.500     06/01/2022         1,399,827
--------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                                               5.500     02/15/2026            15,246
--------------------------------------------------------------------------------------------------------------------------
     155,000   NYC GO                                                               5.750     02/01/2020           157,548
--------------------------------------------------------------------------------------------------------------------------
      75,000   NYC GO                                                               5.875     08/01/2019            83,781
--------------------------------------------------------------------------------------------------------------------------
     680,000   NYC GO                                                               5.875     08/01/2019           746,089
--------------------------------------------------------------------------------------------------------------------------
     505,000   NYC GO                                                               6.125     08/01/2025           524,862
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                               7.500     02/01/2019             5,015
--------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYC GO RITES                                                         9.832 3   08/01/2021         5,940,200
--------------------------------------------------------------------------------------------------------------------------
   1,459,146   NYC HDC (Keith Plaza)                                                6.500     02/15/2018         1,534,904
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYC HDC (Multifamily Hsg.)                                           4.650     11/01/2025         2,012,240
--------------------------------------------------------------------------------------------------------------------------
     750,000   NYC HDC (Multifamily Hsg.)                                           4.750     11/01/2035           753,990
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC HDC (Multifamily Hsg.)                                           5.250     11/01/2030         1,045,490
--------------------------------------------------------------------------------------------------------------------------
   1,545,000   NYC HDC (Multifamily Hsg.), Series E-1 2                             4.950     11/01/2033         1,592,215
--------------------------------------------------------------------------------------------------------------------------
   2,215,291   NYC HDC (Seaview Towers)                                             6.500     01/15/2018         2,330,309
--------------------------------------------------------------------------------------------------------------------------
     100,000   NYC Health & Hospital Corp.                                          5.375     02/15/2026           103,216
--------------------------------------------------------------------------------------------------------------------------
   1,945,000   NYC Health & Hospital Corp.                                          5.450     02/15/2026         2,015,856
--------------------------------------------------------------------------------------------------------------------------
   1,535,000   NYC IDA (American Council of Learned Societies)                      5.250     07/01/2027         1,608,496
--------------------------------------------------------------------------------------------------------------------------
   2,760,000   NYC IDA (Beth Abraham Health Services)                               6.500     02/15/2022         2,926,042
--------------------------------------------------------------------------------------------------------------------------
     500,000   NYC IDA (Beth Abraham Health Services)                               6.500     11/15/2027           532,845
--------------------------------------------------------------------------------------------------------------------------
   2,100,000   NYC IDA (Beth Abraham Health Services)                               6.500     11/15/2034         2,224,173


                  19 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                        VALUE
      AMOUNT                                                                    COUPON         MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  5,880,000   NYC IDA (Calhoun School)                                          6.625%      12/01/2034      $   6,204,341
--------------------------------------------------------------------------------------------------------------------------
   1,070,000   NYC IDA (Center for Elimination of Family Violence) 4             7.375       11/01/2036          1,071,327
--------------------------------------------------------------------------------------------------------------------------
     320,000   NYC IDA (Center for Elimination of Family Violence) 4             7.375       11/01/2036            319,981
--------------------------------------------------------------------------------------------------------------------------
   3,880,000   NYC IDA (Community Resource Developmentally Disabled)             7.500       08/01/2026          3,969,667
--------------------------------------------------------------------------------------------------------------------------
     150,000   NYC IDA (Comprehensive Care Management)                           6.000       05/01/2026            151,532
--------------------------------------------------------------------------------------------------------------------------
     350,000   NYC IDA (Comprehensive Care Management)                           6.125       11/01/2035            353,871
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC IDA (Eger Harbor House)                                       5.875       05/20/2044          1,100,860
--------------------------------------------------------------------------------------------------------------------------
     725,000   NYC IDA (Family Support Systems)                                  7.500       11/01/2034            739,268
--------------------------------------------------------------------------------------------------------------------------
     220,000   NYC IDA (Global Country World Peace)                              7.250       11/01/2025            219,168
--------------------------------------------------------------------------------------------------------------------------
     170,000   NYC IDA (Global Country World Peace)                              7.250       11/01/2025            169,357
--------------------------------------------------------------------------------------------------------------------------
     880,000   NYC IDA (Independent Living Assoc.)                               6.200       07/01/2020            878,249
--------------------------------------------------------------------------------------------------------------------------
     500,000   NYC IDA (Liberty-7 World Trade Center) 5                          6.750       03/01/2015            535,870
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYC IDA (Liberty-IAC/Interactive Corp.) 2                         5.000       09/01/2035          3,022,290
--------------------------------------------------------------------------------------------------------------------------
   3,700,000   NYC IDA (Lycee Francais De New York)                              5.375       06/01/2023          3,835,901
--------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYC IDA (Lycee Francais De New York)                              6.800       06/01/2028          4,310,920
--------------------------------------------------------------------------------------------------------------------------
     370,000   NYC IDA (Metropolitan College of New York)                        5.750       03/01/2020            360,143
--------------------------------------------------------------------------------------------------------------------------
   2,300,000   NYC IDA (MMC Corp.)                                               5.125       11/01/2035          2,351,681
--------------------------------------------------------------------------------------------------------------------------
   2,175,000   NYC IDA (Polytechnic University)                                  6.000       11/01/2020          2,200,165
--------------------------------------------------------------------------------------------------------------------------
   4,080,000   NYC IDA (Polytechnic University)                                  6.125       11/01/2030          4,121,494
--------------------------------------------------------------------------------------------------------------------------
   1,380,000   NYC IDA (PSCH)                                                    6.375       07/01/2033          1,468,486
--------------------------------------------------------------------------------------------------------------------------
     750,000   NYC IDA (Reece School)                                            7.500       12/01/2037            751,500
--------------------------------------------------------------------------------------------------------------------------
     295,000   NYC IDA (Reece School)                                            7.500       12/01/2037            295,035
--------------------------------------------------------------------------------------------------------------------------
   1,485,000   NYC IDA (Staten Island University Hospital)                       6.450       07/01/2032          1,517,165
--------------------------------------------------------------------------------------------------------------------------
   6,020,000   NYC IDA (The Child School)                                        7.550       06/01/2033          6,353,327
--------------------------------------------------------------------------------------------------------------------------
  15,785,000   NYC IDA (Touro College)                                           6.350       06/01/2029         16,514,898
--------------------------------------------------------------------------------------------------------------------------
   5,600,000   NYC IDA (Urban Resource Institute)                                7.375       11/01/2033          5,908,896
--------------------------------------------------------------------------------------------------------------------------
   5,600,000   NYC IDA (Vocational Instruction)                                  7.750       02/01/2033          5,395,264
--------------------------------------------------------------------------------------------------------------------------
   4,245,000   NYC IDA (YMCA of Greater NY)                                      5.250       08/01/2021          4,388,184
--------------------------------------------------------------------------------------------------------------------------
   3,015,000   NYC Municipal Water Finance Authority                             5.000       06/15/2032          3,083,380
--------------------------------------------------------------------------------------------------------------------------
   2,300,000   NYC Municipal Water Finance Authority                             5.000       06/15/2037          2,378,039
--------------------------------------------------------------------------------------------------------------------------
  10,000,000   NYC Municipal Water Finance Authority                             5.000       06/15/2039         10,318,700
--------------------------------------------------------------------------------------------------------------------------
     120,000   NYC Municipal Water Finance Authority                             5.125       06/15/2030            122,953
--------------------------------------------------------------------------------------------------------------------------
      20,000   NYC Municipal Water Finance Authority                             5.250       06/15/2025             21,195
--------------------------------------------------------------------------------------------------------------------------
   3,830,000   NYC Municipal Water Finance Authority RITES                       8.217 3     06/15/2039          4,388,337
--------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYC Municipal Water Finance Authority ROLs                       10.018 3     06/15/2039          5,728,900
--------------------------------------------------------------------------------------------------------------------------
   1,870,000   NYS DA (Lenox Hill Hospital Obligated Group)                      5.500       07/01/2030          1,853,750
--------------------------------------------------------------------------------------------------------------------------
   2,100,000   NYS DA (Mental Health Services Facilities) 2                      5.000       02/15/2035          2,161,278
--------------------------------------------------------------------------------------------------------------------------
     625,000   NYS DA (Montefiore Medical Center)                                5.450       08/01/2029            659,544


                  20 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                                    COUPON         MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    600,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)            5.500%      07/01/2026         $  607,470
--------------------------------------------------------------------------------------------------------------------------
   9,250,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)            6.500       07/01/2025          9,920,995
--------------------------------------------------------------------------------------------------------------------------
     680,000   NYS DA (Nursing Home)                                             4.900       02/15/2041            685,365
--------------------------------------------------------------------------------------------------------------------------
     835,000   NYS DA (Nursing Home)                                             4.950       02/15/2045            845,721
--------------------------------------------------------------------------------------------------------------------------
   1,570,000   NYS DA (Nyack Hospital)                                           6.250       07/01/2013          1,547,753
--------------------------------------------------------------------------------------------------------------------------
     490,000   NYS DA (Providence Rest)                                          5.000       07/01/2035            497,032
--------------------------------------------------------------------------------------------------------------------------
   1,300,000   NYS DA (Providence Rest)                                          5.125       07/01/2030          1,339,494
--------------------------------------------------------------------------------------------------------------------------
     340,000   NYS DA (Providence Rest)                                          5.250       07/01/2025            356,082
--------------------------------------------------------------------------------------------------------------------------
     650,000   NYS DA (Rochester General Hospital)                               5.000       12/01/2035            669,045
--------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA (School District Financing)                                5.750       10/01/2030          5,492,600
--------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYS DA (SS Joachim & Anne Residence)                              5.250       07/01/2027          4,142,840
--------------------------------------------------------------------------------------------------------------------------
      40,000   NYS DA (St. Joseph's Hospital Health Center)                      5.250       07/01/2018             41,520
--------------------------------------------------------------------------------------------------------------------------
  13,200,000   NYS DA (St. Lukes Roosevelt Hospital)                             4.900       08/15/2031         13,408,560
--------------------------------------------------------------------------------------------------------------------------
  13,090,000   NYS DA (State University Educational Facilities)                  5.250       05/15/2015         14,063,503
--------------------------------------------------------------------------------------------------------------------------
   2,510,000   NYS DA (State University Educational Facilities)                  5.250       05/15/2021          2,734,093
--------------------------------------------------------------------------------------------------------------------------
   5,850,000   NYS DA (The Highlands Living)                                     6.600       02/01/2034          5,908,500
--------------------------------------------------------------------------------------------------------------------------
     500,000   NYS DA (Various School Districts)                                 5.000       04/01/2035            519,270
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS DA (W.K. Nursing Home)                                        6.125       02/01/2036          1,038,140
--------------------------------------------------------------------------------------------------------------------------
   1,030,000   NYS DA (Winthrop University Hospital)                             5.500       07/01/2023          1,081,665
--------------------------------------------------------------------------------------------------------------------------
      20,000   NYS EFC (Clean Water & Drinking Revolving Funds)                  5.000       06/15/2027             20,575
--------------------------------------------------------------------------------------------------------------------------
      85,000   NYS EFC (NYS Water Services)                                      6.600       09/15/2012             85,202
--------------------------------------------------------------------------------------------------------------------------
     200,000   NYS HFA (Fulton Manor)                                            6.100       11/15/2025            207,480
--------------------------------------------------------------------------------------------------------------------------
   4,865,000   NYS HFA RITES 2                                                   8.253 3     11/01/2015          5,077,601
--------------------------------------------------------------------------------------------------------------------------
      95,000   NYS Medcare (Hospital & Nursing Home)                             5.400       08/15/2033             95,124
--------------------------------------------------------------------------------------------------------------------------
     640,000   NYS Medcare (Hospital & Nursing Home)                             6.300       08/15/2023            641,286
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYS UDC (State Personal Income Tax) 2                             5.000       03/15/2035          2,072,260
--------------------------------------------------------------------------------------------------------------------------
     250,000   Oneida County IDA (Mohawk Valley Handicapped Services)            5.300       03/15/2019            257,638
--------------------------------------------------------------------------------------------------------------------------
      55,000   Onondaga County IDA (Salina Free Library)                         5.500       12/01/2022             58,119
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Orange County IDA (Glen Arden)                                    5.625       01/01/2018          1,020,130
--------------------------------------------------------------------------------------------------------------------------
     275,000   Orange County IDA (Glen Arden)                                    5.700       01/01/2028            279,186
--------------------------------------------------------------------------------------------------------------------------
   1,600,000   Otsego County IDA (Hartwick College)                              5.900       07/01/2022          1,637,120
--------------------------------------------------------------------------------------------------------------------------
  15,205,000   Port Authority NY/NJ (Delta Air Lines)                            6.950       06/01/2008         15,101,606
--------------------------------------------------------------------------------------------------------------------------
  19,140,000   Port Authority NY/NJ RITES                                        6.580 3     12/01/2034         20,789,485
--------------------------------------------------------------------------------------------------------------------------
  25,660,000   Port Authority NY/NJ, 121st Series 2                              5.125       10/15/2030         26,424,668
--------------------------------------------------------------------------------------------------------------------------
     500,000   Port Authority NY/NJ, 132nd Series                                5.000       09/01/2038            515,705
--------------------------------------------------------------------------------------------------------------------------
   2,680,000   Rensselaer County Tobacco Asset Securitization Corp.              5.625       06/01/2035          2,734,270
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   Rensselaer County Tobacco Asset Securitization Corp.              5.750       06/01/2043          2,051,400


                  21 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                                    COUPON         MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,060,000   Rockland County Tobacco Asset Securitization Corp.                5.625%      08/15/2035      $   1,082,080
--------------------------------------------------------------------------------------------------------------------------
   3,150,000   Rockland County Tobacco Asset Securitization Corp.                5.750       08/15/2043          3,233,286
--------------------------------------------------------------------------------------------------------------------------
  45,000,000   Rockland County Tobacco Asset Securitization Corp.                7.620 1     08/15/2060            810,900
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   Saratoga County IDA (Saratoga Hospital)                           5.125       12/01/2033          2,589,550
--------------------------------------------------------------------------------------------------------------------------
   9,730,000   SONYMA, Series 61                                                 5.800       10/01/2016          9,737,492
--------------------------------------------------------------------------------------------------------------------------
     250,000   SONYMA, Series 83                                                 5.550       10/01/2027            257,450
--------------------------------------------------------------------------------------------------------------------------
   4,000,000   Suffolk County IDA (ALIA-IGHL)                                    7.250       12/01/2033          4,216,200
--------------------------------------------------------------------------------------------------------------------------
      70,000   Suffolk County IDA (Catholic Charities)                           6.000       10/01/2020             70,341
--------------------------------------------------------------------------------------------------------------------------
      65,000   Suffolk County IDA (DDI)                                          6.000       10/01/2020             65,317
--------------------------------------------------------------------------------------------------------------------------
      65,000   Suffolk County IDA (DDI)                                          6.000       10/01/2020             65,317
--------------------------------------------------------------------------------------------------------------------------
     150,000   Suffolk County IDA (Dowling College)                              6.625       06/01/2024            150,131
--------------------------------------------------------------------------------------------------------------------------
     205,000   Suffolk County IDA (Dowling College)                              6.700       12/01/2020            208,198
--------------------------------------------------------------------------------------------------------------------------
     140,000   Suffolk County IDA (Independent Group Home Living)                6.000       10/01/2020            140,682
--------------------------------------------------------------------------------------------------------------------------
   1,500,000   Suffolk County IDA (Jefferson's Ferry)                            7.200       11/01/2019          1,620,525
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Suffolk County IDA (L.I. Network Community Services)              7.550       02/01/2034          1,038,960
--------------------------------------------------------------------------------------------------------------------------
     100,000   Suffolk County IDA (Lifes Working Organization
                  for Retarded Children)                                         6.000       10/01/2020            100,487
--------------------------------------------------------------------------------------------------------------------------
     620,000   Suffolk County IDA (Nassau-Suffolk Services for Autism) 4         6.750       11/01/2036            620,806
--------------------------------------------------------------------------------------------------------------------------
     210,000   Suffolk County IDA (Nassau-Suffolk Services for Autism) 4         6.750       11/01/2036            210,040
--------------------------------------------------------------------------------------------------------------------------
   5,985,000   Suffolk County IDA (Pederson-Krager Center)                       7.000       11/01/2035          6,013,249
--------------------------------------------------------------------------------------------------------------------------
     505,000   Suffolk County IDA (Pederson-Krager Center)                       7.200       02/01/2035            514,923
--------------------------------------------------------------------------------------------------------------------------
      60,000   Suffolk County IDA (Suffolk Hotels)                               6.000       10/01/2020             60,292
--------------------------------------------------------------------------------------------------------------------------
     520,000   Sullivan County IDA (Center for Discovery)                        6.950       02/01/2035            520,744
--------------------------------------------------------------------------------------------------------------------------
     100,000   Syracuse IDA (Crouse Irving Companies)                            5.250       01/01/2017            102,398
--------------------------------------------------------------------------------------------------------------------------
      25,000   Triborough Bridge & Tunnel Authority                              5.000       01/01/2020             25,849
--------------------------------------------------------------------------------------------------------------------------
   3,585,000   Triborough Bridge & Tunnel Authority RITES                        8.016 3     11/15/2032          4,003,370
--------------------------------------------------------------------------------------------------------------------------
   2,560,000   Triborough Bridge & Tunnel Authority RITES                        8.020 3     11/15/2027          2,888,397
--------------------------------------------------------------------------------------------------------------------------
  10,000,000   Triborough Bridge & Tunnel Authority RITES                        8.020 3     11/15/2032         11,167,000
--------------------------------------------------------------------------------------------------------------------------
   4,550,000   Triborough Bridge & Tunnel Authority RITES 2                      8.516 3     11/15/2029          5,550,181
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   Triborough Bridge & Tunnel Authority RITES                        9.089 3     11/15/2023          3,192,250
--------------------------------------------------------------------------------------------------------------------------
  35,000,000   TSASC, Inc. (TFABs)                                               5.000       06/01/2034         34,044,150
--------------------------------------------------------------------------------------------------------------------------
 115,000,000   TSASC, Inc. (TFABs)                                               5.125       06/01/2042        111,857,050
--------------------------------------------------------------------------------------------------------------------------
  67,455,000   TSASC, Inc. (TFABs)                                               5.750       07/15/2032         74,441,989
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   Utica IDA (Utica College Civic Facility)                          5.750       08/01/2028          3,030,030
--------------------------------------------------------------------------------------------------------------------------
   1,250,000   Utica IDA (Utica College Civic Facility)                          6.750       12/01/2021          1,309,538
--------------------------------------------------------------------------------------------------------------------------
     250,000   Westchester County IDA (Guiding Eyes for the Blind)               5.375       08/01/2024            257,985
--------------------------------------------------------------------------------------------------------------------------
     500,000   Westchester County IDA (Kendal on Hudson)                         6.500       01/01/2034            533,625
--------------------------------------------------------------------------------------------------------------------------
   1,895,000   Westchester County IDA (Rippowam-Cisqua School)                   5.750       06/01/2029          1,949,311
--------------------------------------------------------------------------------------------------------------------------
     320,000   Westchester County IDA (Schnurmacher Center)                      6.500       11/01/2013            339,011
--------------------------------------------------------------------------------------------------------------------------
     600,000   Westchester County IDA (Schnurmacher Center)                      6.500       11/01/2033            635,232


                  22 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                                    COUPON         MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  5,000,000   Westchester County Tobacco Asset Securitization Corp.             5.125%      06/01/2045      $   4,851,800
---------------------------------------------------------------------------------------------------------------------------
     500,000   Yonkers GO                                                        5.000       08/01/2030            521,760
---------------------------------------------------------------------------------------------------------------------------
     500,000   Yonkers GO                                                        5.000       08/01/2035            519,820
---------------------------------------------------------------------------------------------------------------------------
     800,000   Yonkers IDA (St. Joseph's Hospital)                               5.900       03/01/2008            798,544
                                                                                                             --------------
                                                                                                               854,003,537
---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--10.2%
   8,510,000   Guam GO, Series A                                                 5.400       11/15/2018          8,515,446
---------------------------------------------------------------------------------------------------------------------------
   1,085,000   Guam GO, Series A                                                 6.000       09/01/2006          1,094,776
---------------------------------------------------------------------------------------------------------------------------
     500,000   Guam Government Waterworks Authority & Wastewater System          5.875       07/01/2035            526,175
---------------------------------------------------------------------------------------------------------------------------
   5,250,000   Guam Power Authority, Series A 2                                  5.125       10/01/2029          5,486,828
---------------------------------------------------------------------------------------------------------------------------
  10,000,000   Guam Power Authority, Series A                                    5.250       10/01/2034         10,496,600
---------------------------------------------------------------------------------------------------------------------------
  84,000,000   Puerto Rico Children's Trust Fund (TASC)                          6.340 1     05/15/2050          5,464,200
---------------------------------------------------------------------------------------------------------------------------
   4,000,000   Puerto Rico Commonwealth GO                                       5.000       07/01/2027          4,062,880
---------------------------------------------------------------------------------------------------------------------------
   4,000,000   Puerto Rico Commonwealth GO                                       5.000       07/01/2034          4,041,440
---------------------------------------------------------------------------------------------------------------------------
      50,000   Puerto Rico Highway & Transportation Authority, Series A          5.000       07/01/2038             50,281
---------------------------------------------------------------------------------------------------------------------------
   1,000,000   Puerto Rico Highway & Transportation Authority, Series AA         5.000       07/01/2035          1,009,000
---------------------------------------------------------------------------------------------------------------------------
   6,000,000   Puerto Rico Highway & Transportation Authority, Series G          5.000       07/01/2042          6,043,080
---------------------------------------------------------------------------------------------------------------------------
   1,000,000   Puerto Rico Highway & Transportation Authority, Series K          5.000       07/01/2027          1,020,720
---------------------------------------------------------------------------------------------------------------------------
   1,000,000   Puerto Rico Highway & Transportation Authority, Series K          5.000       07/01/2035          1,011,000
---------------------------------------------------------------------------------------------------------------------------
   9,500,000   Puerto Rico Highway & Transportation Authority, Series K          5.000       07/01/2045          9,581,225
---------------------------------------------------------------------------------------------------------------------------
  26,395,000   Puerto Rico Infrastructure                                        5.000       07/01/2041         26,626,479
---------------------------------------------------------------------------------------------------------------------------
   4,305,000   Puerto Rico ITEMECF (Polytechnic University of Puerto Rico) 2     5.000       08/01/2022          4,359,243
---------------------------------------------------------------------------------------------------------------------------
   1,000,000   Puerto Rico Public Finance Corp., Series E                        5.500       08/01/2029          1,054,780
---------------------------------------------------------------------------------------------------------------------------
   1,000,000   University of V.I., Series A                                      5.375       06/01/2034          1,041,820
---------------------------------------------------------------------------------------------------------------------------
   1,700,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)         5.000       10/01/2031          1,724,089
---------------------------------------------------------------------------------------------------------------------------
   1,485,000   V.I. Public Finance Authority, Series A                           5.500       10/01/2022          1,538,920
---------------------------------------------------------------------------------------------------------------------------
     250,000   V.I. Water & Power Authority                                      5.300       07/01/2018            254,245
                                                                                                             --------------
                                                                                                                95,003,227
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $911,477,993)--101.9%                                                        949,006,764
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.9)                                                                   (17,248,599)
                                                                                                             --------------

NET ASSETS--100.0%                                                                                           $ 931,758,165
                                                                                                             ==============


                  23 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Zero coupon bond reflects effective yield on the date of purchase.

2. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

4. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See Note 1 of accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of March 31, 2006 was $535,870, which represents 0.06% of the Fund's net assets. See Note 5 of accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS       Association for Children with Down
           Syndrome
ALIA       Alliance of Long Island Agencies
AP         Advantage Planning, Inc.
CMA        Community Mainstreaming Associates, Inc.
CSMR       Community Services for the Mentally
           Retarded
DA         Dormitory Authority
DDI        Developmental Disabilities Institute
EFC        Environmental Facilities Corp.
EFLI       Epilepsy Foundation of L.I., Inc.
GO         General Obligation
HAII       Homes Anew II, Inc.
HDC        Housing Development Corp.
HFA        Housing Finance Agency
HJDOI      Hospital for Joint Diseases Orthopedic
           Institute
IDA        Industrial Development Agency
IGHL       Independent Group Home for Living
ITEMECF    Industrial, Tourist, Educational, Medical
           and Environmental Community Facilities
L.I.       Long Island
MMC        Mercy Medical Center
MSH/NYU    Mount Sinai Hospital/New York University
MTA        Metropolitan Transportation Authority
NCMRS      Nassau Community Mental Retardation
           Services Co.
NY/NJ      New York/New Jersey
NYC        New York City
NYS        New York State
PSCH       Professional Service Centers for the
           Handicapped, Inc.
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
SONYMA     State of New York Mortgage Agency
TASC       Tobacco Settlement Asset-Backed Bonds
TFABs      Tobacco Flexible Amortization Bonds
UDC        Urban Development Corp.
V.I.       United States Virgin Islands
YMCA       Young Men's Christian Association


                  24 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                               VALUE        PERCENT
----------------------------------------------------------------------------
Tobacco Settlement Payments                   $  321,585,010           33.9%
Highways/Railways                                105,800,576           11.2
Higher Education                                  83,569,785            8.8
Not-for-Profit Organization                       79,222,469            8.3
General Obligation                                56,732,698            6.0
Hospital/Health Care                              55,465,762            5.8
Marine/Aviation Facilities                        47,729,858            5.0
Electric Utilities                                32,530,673            3.4
Adult Living Facilities                           29,843,041            3.1
Education                                         29,771,323            3.1
Special Tax                                       28,698,739            3.0
Water Utilities                                   26,673,456            2.8
Multifamily Housing                               15,768,133            1.7
Airlines                                          15,101,606            1.6
Single Family Housing                              9,994,942            1.1
Sales Tax Revenue                                  4,317,789            0.5
Hotels, Restaurants & Leisure                      3,022,290            0.3
Resource Recovery                                  2,610,900            0.3
Municipal Leases                                     535,870            0.1
Parking Fee Revenue                                   31,844            0.0
                                              ------------------------------
Total                                         $  949,006,764          100.0%
                                              ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2006

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $911,477,993)--see accompanying statement of investments    $ 949,006,764
------------------------------------------------------------------------------------------------------
Cash                                                                                        1,077,789
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   12,727,293
Shares of beneficial interest sold                                                          5,360,091
Investments sold                                                                                4,654
Other                                                                                          32,508
                                                                                        --------------
Total assets                                                                              968,209,099

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $2,220,000 purchased on a when-issued basis
or forward commitment)                                                                     29,241,643
Payable on borrowings (See Note 6)                                                          4,600,000
Shares of beneficial interest redeemed                                                      1,325,676
Distribution and service plan fees                                                            491,760
Dividends                                                                                     423,449
Interest expense                                                                              144,929
Trustees' compensation                                                                        122,610
Transfer and shareholder servicing agent fees                                                  28,609
Shareholder communications                                                                     24,905
Other                                                                                          47,353
                                                                                        --------------
Total liabilities                                                                          36,450,934

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 931,758,165
                                                                                        ==============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $      71,978
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                896,490,494
------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             283,987
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                               (2,617,065)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                 37,528,771
                                                                                        --------------
NET ASSETS                                                                              $ 931,758,165
                                                                                        ==============


                  26 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $835,493,004 and 64,543,642 shares of beneficial interest outstanding)               $       12.94
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                             $       13.59
------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $30,588,312 and 2,362,162 shares of beneficial interest outstanding)                 $       12.95
------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $65,676,849 and 5,072,621 shares of beneficial interest outstanding)                 $       12.95

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2006
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest                                                                                $  23,725,580

------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------
Management fees                                                                             2,028,395
------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                       826,809
Class B                                                                                       138,626
Class C                                                                                       219,008
------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                       150,397
Class B                                                                                         8,462
Class C                                                                                         9,749
------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                        29,349
Class B                                                                                         1,736
Class C                                                                                         1,195
------------------------------------------------------------------------------------------------------
Interest expense                                                                              550,501
------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                          9,791
------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                       641
------------------------------------------------------------------------------------------------------
Other                                                                                          83,341
                                                                                        --------------
Total expenses                                                                              4,058,000
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      19,667,580

------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                           10,485,884
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                       (6,952,604)
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $  23,200,860
                                                                                        ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIX MONTHS             YEAR
                                                                               ENDED            ENDED
                                                                      MARCH 31, 2006    SEPTEMBER 30,
                                                                         (UNAUDITED)             2005
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                                 $   19,667,580   $   32,063,361
------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                  10,485,884       (8,107,100)
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                     (6,952,604)      30,898,772
                                                                      --------------------------------
Net increase in net assets resulting from operations                      23,200,860       54,855,033

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                  (18,890,101)     (30,898,159)
Class B                                                                     (614,157)      (1,230,516)
Class C                                                                     (957,992)        (912,821)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                  173,048,706       99,925,792
Class B                                                                    3,843,164       (1,865,322)
Class C                                                                   34,353,643       14,788,701

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total increase                                                           213,984,123      134,662,708
------------------------------------------------------------------------------------------------------
Beginning of period                                                      717,774,042      583,111,334
                                                                      --------------------------------

End of period (including accumulated net investment income
of $283,987 and $1,078,657, respectively)                             $  931,758,165   $  717,774,042
                                                                      ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                              YEAR
                                                      ENDED                                                             ENDED
                                             MARCH 31, 2006                                                         SEPT. 30,
CLASS A                                         (UNAUDITED)         2005         2004         2003         2002          2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   12.91    $   12.45    $   12.31    $   12.75    $   12.67    $    12.15
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .32 1        .66 1        .72          .71          .68           .67
Net realized and unrealized gain (loss)                 .05          .49          .11         (.44)         .06           .50
                                                  ----------------------------------------------------------------------------
Total from investment operations                        .37         1.15          .83          .27          .74          1.17
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.34)        (.69)        (.69)        (.71)        (.66)         (.65)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   12.94    $   12.91    $   12.45    $   12.31    $   12.75    $    12.67
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     2.87%        9.41%        6.91%        2.07%        6.11%         9.77%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 835,493    $ 659,975    $ 539,834    $ 533,563    $ 536,126    $  530,464
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 728,329    $ 580,413    $ 536,613    $ 531,977    $ 525,519    $  526,333
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.00%        5.17%        5.84%        5.57%        5.44%         5.30%
Total expenses                                         0.95%        0.93%        0.91%        0.93%        0.89%         0.84%
Expenses after payments and waivers and
reduction to custodian expenses                        0.95%        0.93%        0.88%        0.93%        0.89%         0.84%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  32%          14%           6%          63%          73%           10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                                                 SIX MONTHS                                                               YEAR
                                                      ENDED                                                              ENDED
                                             MARCH 31, 2006                                                          SEPT. 30,
CLASS B                                         (UNAUDITED)         2005         2004         2003         2002           2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   12.91    $   12.45    $   12.32    $   12.75    $   12.68    $    12.16
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .27 1        .56 1        .62          .60          .58           .56
Net realized and unrealized gain (loss)                 .05          .49          .10         (.42)         .06           .51
                                                  ----------------------------------------------------------------------------
Total from investment operations                        .32         1.05          .72          .18          .64          1.07
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment income                   (.28)        (.59)        (.59)        (.61)        (.57)         (.55)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   12.95    $   12.91    $   12.45    $   12.32    $   12.75    $    12.68
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     2.55%        8.55%        5.99%        1.36%        5.22%         8.94%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  30,588    $  26,680    $  27,555    $  32,851    $  40,896    $   46,422
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  27,876    $  26,977    $  30,212    $  36,000    $  42,021    $   48,115
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.22%        4.41%        5.05%        4.77%        4.67%         4.53%
Total expenses                                         1.74%        1.71%        1.69%        1.71%        1.66%         1.61%
Expenses after payments and waivers and
reduction to custodian expenses                        1.74%        1.71%        1.66%        1.71%        1.66%         1.61%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  32%          14%           6%          63%          73%           10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  31 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2006                                                               SEPT. 30,
CLASS C                                    (UNAUDITED)          2005          2004            2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    12.91     $   12.45     $   12.32       $   12.75     $   12.68     $   12.15
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .26 1         .55 1         .62             .60           .57           .56
Net realized and unrealized gain (loss)            .07           .50           .10            (.42)          .07           .52
                                            ------------------------------------------------------------------------------------
Total from investment operations                   .33          1.05           .72             .18           .64          1.08
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.29)         (.59)         (.59)           (.61)         (.57)         (.55)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $    12.95     $   12.91     $   12.45       $   12.32     $   12.75     $   12.68
                                            ====================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                2.55%         8.55%         5.99%           1.35%         5.22%         9.03%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   65,677     $  31,119     $  15,723       $  13,080     $  10,603     $   8,251
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   44,253     $  20,347     $  14,598       $  11,852     $   9,183     $   6,979
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             4.14%         4.32%         5.04%           4.78%         4.66%         4.51%
Total expenses                                    1.72%         1.70%         1.69%           1.72%         1.66%         1.61%
Expenses after payments and waivers and
reduction to custodian expenses                   1.72%         1.70%         1.66%           1.72%         1.66%         1.61%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             32%           14%            6%             63%           73%           10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

1.SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer AMT-Free New York Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose


                  33 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2006, the Fund had purchased $2,220,000 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $88,629,391 as of March 31, 2006, which represents 9.15% of the Fund's total assets.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                  34 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2006, it is estimated that the Fund will utilize $9,936,637 of capital loss carryforward to offset realized capital gains. During the year ended September 30, 2005, the Fund utilized $6,520 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of September 30, 2005, the Fund had available for federal income tax purposes post-October losses of $8,485,839 and unused capital loss carryforward as follows:

                             EXPIRING
                             -------------------------
                             2009           $1,450,798

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2006, the Fund's projected benefit obligations were decreased by $123 and payments of $8,675 were made to retired trustees, resulting in an accumulated liability of $90,287 as of March 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded


                  35 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At March 31, 2006, the Fund had $1,885 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                  36 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                            SIX MONTHS ENDED MARCH 31, 2006       YEAR ENDED SEPTEMBER 30, 2005
                                  SHARES             AMOUNT           SHARES             AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                          15,516,475       $200,007,315       10,610,833       $136,386,348
Dividends and/or
distributions reinvested         960,825         12,390,167        1,627,749         20,754,931
Redeemed                      (3,057,458)       (39,348,776)      (4,491,381)       (57,215,487)
                              ------------------------------------------------------------------
Net increase                  13,419,842       $173,048,706        7,747,201       $ 99,925,792
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                             454,873       $  5,879,377          317,313       $  4,053,977
Dividends and/or
distributions reinvested          27,996            361,031           61,813            787,655
Redeemed                        (186,690)        (2,397,244)        (526,394)        (6,706,954)
                              ------------------------------------------------------------------
Net increase (decrease)          296,179       $  3,843,164         (147,268)      $ (1,865,322)
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                           2,825,837       $ 36,446,471        1,372,677       $ 17,653,707
Dividends and/or
distributions reinvested          47,651            615,274           47,512            607,157
Redeemed                        (210,863)        (2,708,102)        (273,325)        (3,472,163)
                              ------------------------------------------------------------------
Net increase                   2,662,625       $ 34,353,643        1,146,864       $ 14,788,701
                              ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2006, were as follows:

                                               PURCHASES               SALES
                   ---------------------------------------------------------
                   Investment securities    $397,655,814        $233,835,503

--------------------------------------------------------------------------------
4.FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2006, the Fund paid $168,630 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services


                  37 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2006 for Class B and Class C shares were $1,583,999 and $934,242, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B          CLASS C
                       CLASS A      CONTINGENT      CONTINGENT       CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED         DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES    SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY      RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------
March 31, 2006       $ 162,935           $ 916       $ 154,207           $ 8,441

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


                  38 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.6997% as of March 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the six months ended March 31, 2006, the average daily loan balance was $24,685,714 at an average daily interest rate of 4.249%. The Fund had borrowings outstanding of $4,600,000 at March 31, 2006 at an interest rate of 4.6997%. The Fund had gross borrowings and gross loan repayments of $223,100,000 and $234,500,000, respectively, during the six months ended March 31, 2006. The maximum amount of borrowings outstanding at any month-end during the six months ended March 31, 2006 was $84,800,000. The Fund paid $46,287 in fees and $455,219 in interest during the six months ended March 31, 2006.

--------------------------------------------------------------------------------
7. LITIGATION

A complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified 68169-damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                  39 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaints are without merit and that there are substantial grounds to sustain the district court's rulings.


                  40 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  41 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                  42 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. Mr. Fielding has had over 28 years of experience managing municipal bond/tax exempt investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other New York municipal debt funds advised by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other New York municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses were higher than its peer group median and average.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets in


                  43 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT
Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                  44 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free New York Municipals


By:     /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:     /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006